RETIREMENT PLANS - Allocation Plan Assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension | International Pension
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
Pension | International Pension | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
Pension | International Pension | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	41.00%	45.00%
Pension | International Pension | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	21.00%	18.00%
Pension | International Pension | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	22.00%	20.00%
Pension | International Pension | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	43.00%	38.00%
Pension | International Pension | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	14.00%	15.00%
Pension | International Pension | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
U.S. Pension and Postretirement Health Care Benefits | United States
Asset allocation percentages
Target Asset Allocation Percentage	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Large cap equity
Asset allocation percentages
Target Asset Allocation Percentage	34.00%	34.00%
PERCENTAGE OF PLAN ASSETS	34.00%	34.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Small cap equity
Asset allocation percentages
Target Asset Allocation Percentage	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	8.00%	9.00%
U.S. Pension and Postretirement Health Care Benefits | United States | International equity
Asset allocation percentages
Target Asset Allocation Percentage	15.00%	15.00%
PERCENTAGE OF PLAN ASSETS	15.00%	14.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Core fixed income
Asset allocation percentages
Target Asset Allocation Percentage	18.00%	18.00%
PERCENTAGE OF PLAN ASSETS	18.00%	19.00%
U.S. Pension and Postretirement Health Care Benefits | United States | High-yield bonds
Asset allocation percentages
Target Asset Allocation Percentage	5.00%	5.00%
PERCENTAGE OF PLAN ASSETS	5.00%	5.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Emerging markets
Asset allocation percentages
Target Asset Allocation Percentage	2.00%	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%	2.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Real estate
Asset allocation percentages
Target Asset Allocation Percentage	6.00%	6.00%
PERCENTAGE OF PLAN ASSETS	7.00%	8.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Private equity
Asset allocation percentages
Target Asset Allocation Percentage	8.00%	8.00%
PERCENTAGE OF PLAN ASSETS	7.00%	7.00%
U.S. Pension and Postretirement Health Care Benefits | United States | Distressed debt
Asset allocation percentages
Target Asset Allocation Percentage	3.00%	3.00%
PERCENTAGE OF PLAN ASSETS	3.00%	2.00%